Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate [Abstract]
Statutory Federal income tax rate	21.00%	21.00%
Meals & entertainment	0.00%	0.00%
Change in Valuation Allowance	18.30%	(25.20%)
Income Taxes Provision (Benefit)	39.30%	(4.20%)